Note 13 - Term Loan (Details Textual) - Term loan [member]	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Oct. 22, 2025 CAD ($)	Oct. 22, 2025 USD ($)	Feb. 13, 2024 CAD ($)
Statement Line Items [Line Items]
Notional amount			$ 38,902	$ 27,795
Borrowing interest rate if paid in cash			8.99%	8.99%
Borrowing interest added to principle if elected			11.125%	11.125%
Borrowings, covenant, minimum liquidity balance			$ 15,000,000		$ 2,000,000
Fair value of borrowing			$ 37,258,000
Borrowings, interest rate			12.80%	12.80%
Interest expense on borrowings	$ 824,000	$ 0
Accretion of borrowings	$ 86,000	$ 0